Financial investments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Investments
Schedule of financial investments

	December 31, 2024	December 31, 2023
Banco BV	298	322,240
Banco Bradesco S/A	1,442,159	643,445
Banco BTG Pactual S/A	226,819	449,241
Brazilian Federal Savings Banks	828,720	-
Banco do Brasil S/A	7,020	1,011,826
Banco Santander	1,194,678	-
	3,699,694	2,426,752

Schedule of investments non current

	December 31, 2024	December 31, 2023

Banco Itaú S/A	769,057	-
	769,057	-